Operating Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Future minimum lease payments under noncancellable operating leases
The following schedule summarizes the future minimum lease payments under noncancellable operating leases having initial or remaining terms in excess of one year at December 31, 2017:

2018	$391,009
2019	347,321
2020	298,505
2021	237,999
2022	178,014
Later years	402,680
Total minimum lease payments	$1,855,528